Schedule of consolidated statement of stockholders' equity (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance		$ 20,224,128	$ 9,189,958	$ 7,399,216
Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance		18,533	2,102	2,012
Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance		38,420,548	19,874,591	19,014,389
AOCI Attributable to Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance		(492,444)	(10,219)	56,649
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance		(17,722,509)	$ (10,676,516)	$ (11,673,834)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance		13,516,834
Previously Reported [Member] | Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance		18,533
Previously Reported [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance		34,084,318
Previously Reported [Member] | AOCI Attributable to Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance		(39,266)
Previously Reported [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance		(20,546,751)
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance		6,707,294
Revision of Prior Period, Reclassification, Adjustment [Member] | Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance
Revision of Prior Period, Reclassification, Adjustment [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance	[1]	4,336,230
Revision of Prior Period, Reclassification, Adjustment [Member] | AOCI Attributable to Parent [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance	[2]	(453,178)
Revision of Prior Period, Reclassification, Adjustment [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance	[3]	$ 2,824,242

[1]	This represents the total amount of adjustments to correct additional paid in capital primarily related to the conversion of the notes.
[2]	For changes in the fair value of the convertible notes, the portion caused by changes in the note’s instrument-specific credit risk-the Company’s ability to fulfill that obligation is categorized in accumulated other comprehensive income (loss). This amounts represent those changes.
[3]	See notes in statements of operations and comprehensive loss changes